Form N-1A Supplement	Aug. 20, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement dated August 20, 2025 to the Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2025